Segment Information - Schedule of Geographic and Major Customers Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	$ 470,334	$ 481,613
Operating revenue	382,826	366,009	$ 364,125
Taiwan
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	468,137	481,613
Operating revenue	360,618	354,231	361,264
Others
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	2,197	0
Operating revenue	$ 22,208	$ 11,778	$ 2,861